UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund
The fund's portfolio
2/28/19 (Unaudited)

COMMON STOCKS (48.6%)(a)
	Shares	Value
Banking (3.2%)
ABN AMRO Group NV GDR (Netherlands)	5,592	$135,608
Banco de Chile ADR (Chile)	716	22,819
Banco do Brasil SA (Brazil)	8,988	121,080
Banco Santander (Brasil) S.A. (Units) (Brazil)	6,000	71,786
Banco Santander Chile ADR (Chile)	1,314	41,588
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (Mexico)	33,900	46,556
Bank Leumi Le-Israel BM (Israel)	6,150	40,673
Bank of China, Ltd. (China)	60,000	27,975
Bank of Communications Co., Ltd. (China)	101,000	84,791
China Construction Bank Corp. Class H (China)	12,000	10,670
Comerica, Inc.	6,743	587,383
DNB ASA (Norway)	1,010	19,358
East West Bancorp, Inc.	2,574	140,566
FirstRand, Ltd. (South Africa)	14,997	68,421
Grupo Financiero Banorte SAB de CV (Mexico)	15,600	84,936
Hang Seng Bank, Ltd. (Hong Kong)	5,600	138,756
HSBC Holdings PLC (United Kingdom)	3,513	28,558
Industrial & Commercial Bank of China, Ltd. (China)	227,000	174,665
Industrial Bank of Korea (South Korea)	3,539	43,895
Itau Unibanco Holding SA (Preference) (Brazil)	10,352	97,094
JPMorgan Chase & Co.	10,626	1,108,929
KBC Groep NV (Belgium)	461	34,147
Lloyds Banking Group PLC (United Kingdom)	167,288	140,984
Mizuho Financial Group, Inc. (Japan)	107,700	169,282
Resona Holdings, Inc. (Japan)	28,600	129,138
Sberbank of Russia PJSC ADR (Russia)	5,323	67,921
Shinhan Financial Group Co., Ltd. (South Korea)	971	37,685
Sumitomo Mitsui Financial Group, Inc. (Japan)	5,000	176,827
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,300	49,206
SunTrust Banks, Inc.	3,999	259,415
Swedbank AB Class A (Sweden)	6,408	117,739
U.S. Bancorp	5,057	261,396

		4,539,847
Basic materials (2.0%)
Anglo American PLC (United Kingdom)	5,295	140,706
Anhui Conch Cement Co., Ltd. (China)	21,000	120,118
ArcelorMittal SA (France)	3,334	76,642
Arkema SA (France)	786	79,247
Ashland Global Holdings, Inc.	1,923	148,802
Astral Foods, Ltd. (South Africa)	760	8,790
Axalta Coating Systems, Ltd.(NON)	6,406	171,232
BASF SE (Germany)	1,919	146,223
BlueScope Steel, Ltd. (Australia)	9,543	91,115
Boliden AB (Sweden)	903	24,711
Catcher Technology Co., Ltd. (Taiwan)	10,000	76,032
China Oriental Group Co., Ltd. (China)	38,000	25,463
China Railway Construction Corp., Ltd. (China)	29,500	42,466
CIMIC Group, Ltd. (Australia)	1,332	47,384
Covestro AG (Germany)	1,423	81,156
Evonik Industries AG (Germany)	1,029	28,968
Evraz PLC (Russia)	12,497	93,585
Formosa Chemicals & Fibre Corp. (Taiwan)	22,000	75,415
Formosa Plastics Corp. (Taiwan)	23,000	76,601
Glencore PLC (United Kingdom)	5,095	20,540
HOCHTIEF AG (Germany)	328	52,008
Kajima Corp. (Japan)	2,700	39,919
Kumba Iron Ore, Ltd. (South Africa)	1,276	33,800
Lotte Chemical Corp. (South Korea)	108	30,632
Mitsubishi Chemical Holdings Corp. (Japan)	4,100	30,232
Mitsubishi Gas Chemical Co., Inc. (Japan)	1,700	25,958
PTT Global Chemical PCL (Thailand)	43,600	99,618
Rio Tinto PLC (United Kingdom)	4,228	243,154
Sherwin-Williams Co. (The)	583	252,556
Shimizu Corp. (Japan)	3,200	28,077
Sika AG (Switzerland)	117	15,826
Sinopec Shanghai Petrochemical Co., Ltd. (China)	66,000	33,463
South32, Ltd. (Australia)	22,427	62,203
Sumitomo Chemical Co., Ltd. (Japan)	11,900	58,932
Taisei Corp. (Japan)	3,100	146,288
UPM-Kymmene OYJ (Finland)	3,958	119,394

		2,847,256
Capital goods (2.8%)
ACS Actividades de Construccion y Servicios SA (Spain)	3,109	137,846
Avery Dennison Corp.	360	38,894
Berry Plastics Group, Inc.(NON)	4,786	251,121
China Railway Group, Ltd. (China)	65,000	64,422
Daelim Industrial Co., Ltd. (South Korea)	754	62,750
Faurecia SA (France)	2,304	109,911
General Dynamics Corp.	231	39,321
HD Supply Holdings, Inc.(NON)	5,178	222,706
Hitachi, Ltd. (Japan)	5,800	173,534
Honeywell International, Inc.	4,018	619,053
Northrop Grumman Corp.	2,268	657,629
Raytheon Co.	3,717	693,221
Resideo Technologies, Inc.(NON)	6,969	179,103
Safran SA (France)	56	7,637
Sandvik AB (Sweden)	10,002	164,336
Tervita Corp. (Canada)(NON)	63	338
United Tractors Tbk PT (Indonesia)	7,000	13,186
Waste Management, Inc.	3,912	396,090
Weichai Power Co., Ltd. Class H (China)	33,000	45,823

		3,876,921
Communication services (1.7%)
ARRIS International PLC(NON)	1,182	37,446
AT&T, Inc.	6,271	195,154
BT Group PLC (United Kingdom)	39,601	112,771
China Mobile, Ltd. (China)	16,000	168,362
Deutsche Telekom AG (Germany)	7,569	124,707
Eutelsat Communications SA (France)	894	17,653
Hikari Tsushin, Inc. (Japan)	100	17,898
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	16,000	24,989
Juniper Networks, Inc.	11,990	324,689
KDDI Corp. (Japan)	4,200	101,303
KT Corp. (South Korea)	548	13,862
LG Uplus Corp. (South Korea)	6,872	91,651
MultiChoice Group, Ltd. (South Africa)(NON)	121	902
Nippon Telegraph & Telephone Corp. (Japan)	1,500	64,608
NTT DoCoMo, Inc. (Japan)	3,200	74,398
SK Telecom Co., Ltd. (South Korea)	446	103,301
Swisscom AG (Switzerland)	85	39,355
T-Mobile US, Inc.(NON)	2,258	163,050
Telenor ASA (Norway)	6,465	126,064
Telkom SA SOC, Ltd. (South Africa)	6,102	30,316
Telstra Corp., Ltd. (Australia)	30,525	67,774
Verizon Communications, Inc.	8,338	474,599

		2,374,852
Conglomerates (0.3%)
Marubeni Corp. (Japan)	17,900	127,620
Mitsubishi Corp. (Japan)	3,400	95,748
Mitsui & Co., Ltd. (Japan)	8,600	135,020

		358,388
Consumer cyclicals (6.4%)
ABC-Mart, Inc. (Japan)	500	28,619
Amazon.com, Inc.(NON)	294	482,110
Aristocrat Leisure, Ltd. (Australia)	2,001	34,946
Astro Malaysia Holdings Bhd (Malaysia)	8,500	3,428
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	1,163	6,044
Automatic Data Processing, Inc.	4,935	755,203
AutoZone, Inc.(NON)	463	434,743
Berkeley Group Holdings PLC (The) (United Kingdom)	634	33,216
Capri Holdings, Ltd.(NON)	2,624	119,654
CK Hutchison Holdings, Ltd. (Hong Kong)	5,500	58,540
Crown, Ltd. (Australia)	5,357	43,548
Dongfeng Motor Group Co., Ltd. (China)	40,000	42,549
Ecolab, Inc.	1,037	175,160
El Puerto de Liverpool SAB de CV Class C1 (Mexico)	2,500	15,686
Fast Retailing Co., Ltd. (Japan)	100	46,795
Fiat Chrysler Automobiles NV (Italy)(NON)	4,247	62,713
Ford Motor Co.	11,549	101,285
Ford Otomotiv Sanayi AS (Turkey)	2,141	22,239
Galaxy Entertainment Group, Ltd. (Hong Kong)	7,000	49,715
Geely Automobile Holdings, Ltd. (China)	22,000	41,311
Genting Bhd (Singapore)	75,100	56,658
Genting Bhd (Malaysia)	18,200	32,985
Guangzhou Automobile Group Co., Ltd. Class H (China)	82,000	100,806
Haier Electronics Group Co., Ltd. (China)	7,000	20,867
Hermes International (France)	271	171,633
Home Depot, Inc. (The)	624	115,527
Host Hotels & Resorts, Inc.(R)	7,123	139,682
Industria de Diseno Textil SA (Inditex) (Spain)	1,274	38,459
Itausa - Investimentos Itau SA (Preference) (Brazil)	3,061	10,081
John Wiley & Sons, Inc. Class A	598	31,030
Kering SA (France)	78	42,595
Kimberly-Clark Corp.	1,222	142,766
Liberty Media Corp.-Liberty SiriusXM Class C(NON)	2,795	115,182
Lowe's Cos., Inc.	6,718	705,995
Mitsubishi Motors Corp. (Japan)	2,800	15,700
Moncler SpA (Italy)	548	21,018
Mr Price Group, Ltd. (South Africa)	4,294	65,776
Namco Bandai Holdings, Inc. (Japan)	800	34,020
News Corp. Class A	11,514	149,912
Next PLC (United Kingdom)	644	43,460
Nintendo Co., Ltd. (Japan)	300	81,927
Omnicom Group, Inc.	7,198	544,889
Pearson PLC (United Kingdom)	6,414	71,971
Peugeot SA (France)	7,049	179,280
Pou Chen Corp. (Taiwan)	8,000	10,086
President Chain Store Corp. (Taiwan)	6,000	62,093
ProSiebenSat.1 Media SE (Germany)	2,551	46,542
PVH Corp.	1,664	191,094
Qualicorp SA (Brazil)	10,300	42,476
Randstad Holding NV (Netherlands)	759	40,533
Ross Stores, Inc.	4,314	409,097
RTL Group SA (Belgium)	409	23,065
ServiceMaster Global Holdings, Inc.(NON)	3,232	145,957
Sinotruk Hong Kong, Ltd. (China)	20,500	37,293
Sony Corp. (Japan)	3,700	177,291
Suzuki Motor Corp. (Japan)	500	25,573
Tapestry, Inc.	674	23,550
Taylor Wimpey PLC (United Kingdom)	40,735	98,008
Tekfen Holding AS (Turkey)	3,227	15,959
TJX Cos., Inc. (The)	14,847	761,503
Toyota Motor Corp. (Japan)	2,000	120,163
TUI AG (Germany)	6,604	70,091
Volkswagen AG (Preference) (Germany)	257	44,112
Volvo AB (Sweden)	12,130	178,614
Wal-Mart de Mexico SAB de CV (Mexico)	46,839	121,219
Walt Disney Co. (The)	5,737	647,363
Wolters Kluwer NV (Netherlands)	1,736	114,488
Zhongsheng Group Holdings, Ltd. (China)	14,500	33,693

		8,929,586
Consumer finance (0.5%)
American Express Co.	5,358	577,271
Capitec Bank Holdings, Ltd. (South Africa)	419	38,833
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	4,100	20,856

		636,960
Consumer staples (4.2%)
Altria Group, Inc.	363	19,025
Ashtead Group PLC (United Kingdom)	4,975	132,170
Associated British Foods PLC (United Kingdom)	2,883	85,769
Bright Horizons Family Solutions, Inc.(NON)	802	99,448
Carlsberg A/S Class B (Denmark)	732	88,675
Cia Cervecerias Unidas SA ADR (Chile)	952	27,341
Coca-Cola Amatil, Ltd. (Australia)	3,384	19,132
Coca-Cola Co. (The)	14,367	651,400
Coca-Cola European Partners PLC (United Kingdom)	3,080	145,191
Coles Group, Ltd. (Australia)(NON)	807	6,486
Colruyt SA (Belgium)	579	41,293
Costco Wholesale Corp.	845	184,835
Estacio Participacoes SA (Brazil)	878	6,440
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	90,900	24,554
Hershey Co. (The)	2,526	279,578
Hindustan Unilever, Ltd. (India)	2,713	66,089
Imperial Brands PLC (United Kingdom)	5,552	184,871
Indofood Sukses Makmur Tbk PT (Indonesia)	38,800	19,514
J Sainsbury PLC (United Kingdom)	13,221	40,157
Koninklijke Ahold Delhaize NV (Netherlands)	6,661	171,798
L'Oreal SA (France)	638	161,031
LG Corp. (South Korea)	427	28,474
Marine Harvest ASA (Norway)	1,426	32,898
McDonald's Corp.	638	117,290
Mondelez International, Inc. Class A	16,160	762,106
Nestle SA (Switzerland)	1,651	149,476
PepsiCo, Inc.	434	50,188
Pigeon Corp. (Japan)	200	8,146
Pola Orbis Holdings, Inc. (Japan)	900	25,232
Procter & Gamble Co. (The)	3,431	338,125
Reckitt Benckiser Group PLC (United Kingdom)	1,271	97,220
Sao Martinho SA (Brazil)	3,746	18,729
Smiles Fidelidade SA (Brazil)	3,782	48,330
Starbucks Corp.	11,337	796,538
Swedish Match AB (Sweden)	1,276	59,821
Sysco Corp.	6,106	412,460
Turkiye Sise ve Cam Fabrikalari AS (Turkey)	6,116	7,722
Uni-President Enterprises Corp. (Taiwan)	31,000	75,545
Unilever PLC (United Kingdom)	474	25,198
US Foods Holding Corp.(NON)	6,647	234,240
Want Want China Holdings, Ltd. (China)	63,000	50,803
Wesfarmers, Ltd. (Australia)	807	18,994
WH Group, Ltd. (Hong Kong)	18,000	15,983

		5,828,315
Energy (2.1%)
BP PLC (United Kingdom)	13,224	93,732
China Petroleum & Chemical Corp. (Sinopec) (China)	150,000	129,558
Ecopetrol SA ADR (Colombia)	4,834	97,840
Equinor ASA (Norway)	7,002	157,402
Exxon Mobil Corp.	8,261	652,867
Jastrzebska Spolka Weglowa SA (Poland)(NON)	1,101	16,760
JX Holdings, Inc. (Japan)	1,800	8,409
Marathon Petroleum Corp.	6,247	387,376
Nine Point Energy(F)	540	7,798
Occidental Petroleum Corp.	9,132	604,082
OMV AG (Austria)	1,240	65,261
Petronas Dagangan Bhd (Malaysia)	2,500	16,415
Phillips 66	1,885	181,639
PTT PCL (Foreign depositary shares) (Thailand)	77,900	119,894
Royal Dutch Shell PLC Class B (United Kingdom)	4,350	136,423
Surgutneftegas OJSC (Russia)	50,664	30,888
Thai Oil PCL (Thailand)	10,900	24,991
TOTAL SA (France)	4,857	276,174
Valero Energy Corp.	250	20,390

		3,027,899
Financial (0.6%)
3i Group PLC (United Kingdom)	7,916	99,303
Broadridge Financial Solutions, Inc.	699	70,774
CoreLogic, Inc.(NON)	1,879	68,903
Deutsche Boerse AG (Germany)	310	39,175
Hana Financial Group, Inc. (South Korea)	1,669	57,652
Intercontinental Exchange, Inc.	746	57,554
KB Financial Group, Inc. (South Korea)	167	6,585
London Stock Exchange Group PLC (United Kingdom)	683	40,829
Macquarie Group, Ltd. (Australia)	2,056	187,612
ORIX Corp. (Japan)	10,100	146,066
Yuanta Financial Holding Co., Ltd. (Taiwan)	95,000	53,864

		828,317
Health care (5.8%)
AbbVie, Inc.	1,528	121,079
Advanz Pharma Corp. (Canada)(NON)	214	3,987
Alfresa Holdings Corp. (Japan)	2,200	63,652
Allergan PLC	399	54,946
Amgen, Inc.	1,584	301,087
Anthem, Inc.	578	173,822
Astellas Pharma, Inc. (Japan)	10,500	161,883
Baxter International, Inc.	5,817	434,704
Bayer AG (Germany)	451	36,053
Biogen, Inc.(NON)	413	135,468
Bristol-Myers Squibb Co.	1,904	98,361
Celgene Corp.(NON)	1,856	154,271
Centene Corp.(NON)	8,978	546,670
Charles River Laboratories International, Inc.(NON)	538	76,487
China Shineway Pharmaceutical Group, Ltd. (China)	9,000	9,425
Cigna Corp.	407	70,997
Eli Lilly & Co.	2,357	297,666
Encompass Health Corp.	1,642	103,676
Gilead Sciences, Inc.	1,765	114,760
GlaxoSmithKline PLC (United Kingdom)	12,589	250,027
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)	10,000	38,791
Humana, Inc.	2,155	614,261
Hypermarcas SA (Brazil)	7,500	53,712
Ipsen SA (France)	84	11,618
Johnson & Johnson	4,110	561,590
Koninklijke Philips NV (Netherlands)	905	36,029
Laboratory Corp. of America Holdings(NON)	1,372	203,385
Medipal Holdings Corp. (Japan)	1,900	44,251
Merck & Co., Inc.	5,281	429,292
Novartis AG (Switzerland)	2,306	210,348
Novo Nordisk A/S Class B (Denmark)	1,599	78,459
Omega Healthcare Investors, Inc.(R)	3,190	114,521
Pfizer, Inc.	10,891	472,125
QIAGEN NV (Netherlands)(NON)	2,700	103,761
Quest Diagnostics, Inc.	3,010	260,516
Roche Holding AG (Switzerland)	1,279	355,360
Sanofi (France)	1,376	115,037
Sartorius Stedim Biotech (France)	364	42,852
Shionogi & Co., Ltd. (Japan)	2,500	159,602
Siemens Healthineers AG (Germany)	748	30,306
Straumann Holding AG (Switzerland)	58	45,270
Takeda Pharmaceutical Co., Ltd. ADR (Japan)	510	10,231
Thermo Fisher Scientific, Inc.	303	78,650
UCB SA (Belgium)	936	78,444
UnitedHealth Group, Inc.	1,312	317,793
Ventas, Inc.(R)	993	62,311
Vertex Pharmaceuticals, Inc.(NON)	424	80,030
Waters Corp.(NON)	246	59,586
Zoetis, Inc.	3,395	319,911

		8,197,063
Insurance (1.6%)
Aegon NV (Netherlands)	2,259	12,149
Aflac, Inc.	4,977	244,570
Allianz SE (Germany)	1,128	250,963
Allstate Corp. (The)	4,897	462,179
Athene Holding, Ltd. Class A(NON)	4,819	214,686
Aviva PLC (United Kingdom)	26,204	147,086
Berkshire Hathaway, Inc. Class B(NON)	175	35,228
Fosun International, Ltd. (China)	34,000	55,961
IRB Brasil Resseguros SA (Brazil)	3,600	85,300
Legal & General Group PLC (United Kingdom)	50,921	189,515
Loews Corp.	5,761	274,339
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	12,500	131,612
Reinsurance Group of America, Inc.	940	135,821

		2,239,409
Investment banking/Brokerage (0.2%)
Daiwa Securities Group, Inc. (Japan)	2,000	10,147
Korea Investment Holdings Co., Ltd. (South Korea)	800	45,879
Partners Group Holding AG (Switzerland)	234	169,278
Schroders PLC (United Kingdom)	1,372	49,770

		275,074
Real estate (6.0%)
AGNC Investment Corp.(R)	20,661	364,667
Alexander's, Inc.(R)	41	15,650
Alexandria Real Estate Equities, Inc.(R)	48	6,523
American Campus Communities, Inc.(R)	2,498	112,560
American Homes 4 Rent(R)	4,011	87,600
Americold Realty Trust(R)	3,013	86,624
Annaly Capital Management, Inc.(R)	32,334	327,543
Apartment Investment & Management Co. Class A(R)	2,440	119,384
Apple Hospitality REIT, Inc.(R)	9,011	148,502
AvalonBay Communities, Inc.(R)	1,225	238,422
Boston Properties, Inc.(R)	342	45,380
Brixmor Property Group, Inc.(R)	6,453	112,669
Camden Property Trust(R)	1,552	152,236
Cheung Kong Property Holdings, Ltd. (Hong Kong)	21,000	174,292
Chimera Investment Corp.(R)	5,716	105,689
City Office REIT, Inc. (Canada)(R)	3,366	37,026
Columbia Property Trust, Inc.(R)	4,405	95,280
Country Garden Holdings co., Ltd. (China)	49,000	64,545
Cousins Properties, Inc.(R)	6,831	65,031
Digital Realty Trust, Inc.(R)	592	66,967
Duke Realty Corp.(R)	6,240	184,517
Easterly Government Properties, Inc.(R)	4,605	82,798
Empire State Realty Trust, Inc. Class A(R)	1,543	23,484
EPR Properties(R)	1,468	107,869
Equity Commonwealth(R)	1,958	63,929
Equity Lifestyle Properties, Inc.(R)	1,997	216,954
Equity Residential Trust(R)	8,183	603,005
Essex Property Trust, Inc.(R)	123	34,420
Extra Space Storage, Inc.(R)	1,521	145,925
Four Corners Property Trust, Inc.(R)	2,823	77,322
Gaming and Leisure Properties, Inc.(R)	7,032	255,824
Getty Realty Corp.(R)	1,898	62,539
Gladstone Commercial Corp.(R)	1,668	34,428
Guangzhou R&F Properties Co., Ltd. (China)	27,600	51,615
HCP, Inc.(R)	335	10,308
Healthcare Trust of America, Inc. Class A(R)	3,933	112,051
Henderson Land Development Co., Ltd. (Hong Kong)	11,000	62,219
Highwoods Properties, Inc.(R)	3,557	164,725
InfraREIT, Inc.(R)	2,534	54,101
JBG SMITH Properties(R)	2,614	105,318
Kerry Properties, Ltd. (Hong Kong)	3,500	14,625
Liberty Property Trust(R)	4,242	200,774
Medical Properties Trust, Inc.(R)	6,568	119,735
MFA Financial, Inc.(R)	7,461	54,241
Mirvac Group (Australia)(R)	19,536	35,615
Monmouth Real Estate Investment Corp.(R)	594	7,876
National Health Investors, Inc.(R)	1,160	90,515
National Retail Properties, Inc.	2,379	123,946
New Residential Investment Corp.(R)	10,421	172,363
Park Hotels & Resorts, Inc.(R)	3,753	117,244
Persimmon PLC (United Kingdom)	5,077	163,835
Piedmont Office Realty Trust, Inc. Class A(R)	4,828	98,829
Prologis, Inc.(R)	2,665	186,710
Public Storage(R)	556	117,588
Realty Income Corp.(R)	654	45,231
Scentre Group (Australia)(R)	24,860	68,245
Senior Housing Properties Trust(R)	1,326	17,172
Simon Property Group, Inc.(R)	2,273	411,777
Spirit Realty Capital, Inc.(R)	2,432	93,972
Starwood Property Trust, Inc.(R)	6,154	138,034
Stockland (Units) (Australia)(R)	20,344	50,509
STORE Capital Corp.(R)	3,501	113,677
Sun Hung Kai Properties, Ltd. (Hong Kong)	4,000	66,244
Swire Properties, Ltd. (Hong Kong)	4,200	16,854
Two Harbors Investment Corp.(R)	5,460	75,730
UDR, Inc.(R)	4,931	219,036
VICI Properties, Inc.(R)	26,711	569,212
Washington Real Estate Investment Trust(R)	1,891	50,093
Weingarten Realty Investors(R)	3,341	96,254
Welltower, Inc.(R)	1,246	92,590

		8,508,467
Technology (8.2%)
Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	1,090	199,503
Alphabet, Inc. Class A(NON)	904	1,018,401
Amadeus IT Holding SA Class A (Spain)	1,873	141,035
Amdocs, Ltd.	1,488	82,688
Apple, Inc.(S)	4,287	742,294
AU Optronics Corp. (Taiwan)	97,000	35,772
Avaya Holdings Corp.(NON)	1,802	27,913
Brother Industries, Ltd. (Japan)	1,000	18,257
Cadence Design Systems, Inc.(NON)	5,694	325,982
Capgemini SE (France)	720	86,155
Cisco Systems, Inc.	10,006	518,011
Citrix Systems, Inc.	4,532	478,126
Cognizant Technology Solutions Corp. Class A	9,047	642,156
Delta Electronics Thailand PCL (Thailand)	5,900	13,574
F5 Networks, Inc.(NON)	2,652	445,907
Facebook, Inc. Class A(NON)	2,360	381,022
Fidelity National Information Services, Inc.	4,285	463,423
Fiserv, Inc.(NON)	4,257	360,525
Fujitsu, Ltd. (Japan)	600	40,420
Genpact, Ltd.	2,261	75,110
HannStar Display Corp. (Taiwan)	51,000	11,749
Harris Corp.	2,277	375,546
HCL Technologies, Ltd. (India)	7,045	104,388
Hoya Corp. (Japan)	2,700	164,837
Infosys, Ltd. (India)	11,314	116,805
Innolux Corp. (Taiwan)	8,000	2,664
Intuit, Inc.	3,288	812,563
Maxim Integrated Products, Inc.	4,238	230,674
Microsoft Corp.	6,600	739,398
Naspers, Ltd. Class N (South Africa)	121	26,146
NTT Data Corp. (Japan)	8,800	96,080
NXP Semiconductors NV	4,555	415,962
Radiant Opto-Electronics Corp. (Taiwan)	26,000	77,384
Samsung Electronics Co., Ltd. (South Korea)	9,828	394,099
SK Hynix, Inc. (South Korea)	2,265	140,971
SoftBank Group Corp. (Japan)	900	83,004
Synopsys, Inc.(NON)	2,470	251,150
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	3,707	144,758
Tata Consultancy Services, Ltd. (India)	4,608	128,500
Tech Mahindra, Ltd. (India)(NON)	9,167	106,993
Tencent Holdings, Ltd. (China)	5,200	222,448
Texas Instruments, Inc.	7,059	746,701
Tianneng Power International, Ltd. (China)	18,000	17,634
Tripod Technology Corp. (Taiwan)	9,000	27,576
Wipro, Ltd. (India)	7,273	37,722

		11,572,026
Transportation (1.1%)
Aena SME SA (Spain)	715	127,603
AirAsia Bhd (Malaysia)	45,600	31,062
Central Japan Railway Co. (Japan)	800	179,249
Delta Air Lines, Inc.	1,648	81,708
Deutsche Lufthansa AG (Germany)	809	20,658
Deutsche Post AG (Germany)	1,136	35,301
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	6,643	37,857
Imperial Holdings, Ltd. (South Africa)	4,891	22,359
International Consolidated Airlines Group SA (Spain)	18,303	144,815
Japan Airlines Co., Ltd. (Japan)	2,700	98,466
Norfolk Southern Corp.	3,194	572,684
SG Holdings Co., Ltd. (Japan)	1,300	38,021
United Continental Holdings, Inc.(NON)	756	66,384
Yangzijiang Shipbuilding Holdings, Ltd. (China)	49,100	51,933

		1,508,100
Utilities and power (1.9%)
AGL Energy, Ltd. (Australia)	477	7,177
American Electric Power Co., Inc.	8,579	696,186
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	7,155	74,957
CLP Holdings, Ltd. (Hong Kong)	5,500	65,161
Endesa SA (Spain)	4,998	125,922
Enel Americas SA ADR (Chile)	3,734	32,747
Enel SpA (Italy)	19,248	116,474
Eni SpA (Italy)	10,675	184,150
Exelon Corp.	14,586	708,734
GAIL India, Ltd. (India)	8,777	42,203
Glow Energy PCL (Thailand)	7,300	21,081
Inter RAO UES PJSC (Russia)	482,903	28,690
Kansai Electric Power Co., Inc. (The) (Japan)	400	5,977
Kinder Morgan, Inc.	20,354	389,983
Manila Electric Co. (Philippines)	2,500	17,769
Pinnacle West Capital Corp.	1,519	142,391
RWE AG (Germany)	967	23,604
Tenaga Nasional Bhd (Malaysia)	13,500	44,552

		2,727,758

Total common stocks (cost $59,967,146)		$68,276,238

CORPORATE BONDS AND NOTES (24.3%)(a)
	Principal amount	Value
Basic materials (1.9%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	$35,000	$38,336
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21	20,000	20,556
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)	5,000	5,444
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	40,000	43,887
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23	30,000	30,975
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	35,000	32,583
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25	65,000	67,356
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	55,000	52,525
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24	70,000	68,600
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24	50,000	48,813
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	15,000	14,752
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	120,000	113,850
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	47,000	47,909
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	45,000	37,631
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	85,000	84,279
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27	35,000	33,950
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25	35,000	36,488
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23	5,000	5,188
Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25	15,000	14,663
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	80,000	74,400
Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24	5,000	4,725
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21	30,000	29,550
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	52,000	51,316
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)	55,000	58,094
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	20,000	17,550
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	100,000	100,750
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	44,000	44,766
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	71,000	69,836
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	35,000	35,661
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)	35,000	36,313
Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20	50,000	51,225
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	50,000	47,875
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	35,000	35,859
International Flavors & Fragrances, Inc. sr. unsec. notes 3.40%, 9/25/20	85,000	85,341
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27	20,000	18,698
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	15,000	15,731
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25	25,000	25,281
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	40,000	39,400
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)	9,000	9,360
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	30,000	30,600
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	20,000	19,100
Mercer International, Inc. 144A sr. unsec. notes 7.375%, 1/15/25 (Canada)	5,000	5,225
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26	40,000	37,700
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)	10,000	8,900
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	105,000	102,375
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24	5,000	5,025
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	10,000	9,951
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	22,542
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	50,000	48,375
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	22,000	20,970
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	15,000	14,752
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	40,000	45,600
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26	30,000	30,525
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25	15,000	14,585
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24	30,000	30,825
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23	5,000	5,088
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)	20,000	19,769
Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)	10,000	10,738
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25	55,000	52,525
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26	45,000	43,369
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)	15,000	13,950
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24	48,000	47,280
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23	30,000	30,825
USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27	45,000	45,435
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25	35,000	35,350
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	49,000	41,441
Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	90,000	85,046
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	25,000	32,166
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	22,000	27,870
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	35,000	36,400
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23	30,000	31,941

		2,655,759
Capital goods (1.2%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	55,000	52,663
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19	3,000	3,072
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)	35,000	36,148
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22	20,000	20,250
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	50,000	50,063
Berry Global, Inc. 144A notes 4.50%, 2/15/26	10,000	9,463
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	15,000	16,454
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	35,000	34,736
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	65,000	65,975
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20	55,000	56,444
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	20,000	20,063
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	35,000	38,325
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22	62,000	62,155
GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)	20,000	18,800
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	60,000	62,910
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	60,000	58,250
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)	65,000	61,750
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	35,000	30,875
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	26,000	23,473
L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26	42,000	41,837
L3 Technologies, Inc. company guaranty sr. unsec. notes 4.40%, 6/15/28	27,000	27,736
MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23	35,000	35,088
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	45,000	43,036
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25	65,000	65,975
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	65,000	64,828
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	20,000	19,650
Raytheon Co. sr. unsec. unsub. notes 2.50%, 12/15/22	50,000	49,308
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	65,000	63,700
Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28	35,000	35,754
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26	25,000	25,625
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	60,000	61,200
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25	30,000	29,813
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25	15,000	14,944
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	80,000	77,700
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	45,000	46,013
Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25	25,000	23,500
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20	217,000	214,325
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24	35,000	35,000
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)	15,000	14,550
Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25	30,000	27,675
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	24,000	24,515

		1,763,641
Communication services (2.1%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)	26,000	24,289
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	64,000	61,361
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	75,000	73,910
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	30,000	29,880
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	50,000	46,420
AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	51,000	49,732
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	35,000	35,788
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24	90,000	93,713
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	80,000	82,375
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23	25,000	25,440
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	63,000	67,754
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	31,000	32,130
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	50,000	47,430
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	31,000	28,719
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	5,000	4,581
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	64,000	78,276
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25	34,000	34,011
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	5,000	4,907
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	10,000	10,225
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	10,000	10,180
CommScope Technologies Finance, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	70,000	65,975
CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27	5,000	4,477
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	20,000	19,029
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	20,000	19,326
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	30,000	28,818
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	15,000	15,548
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	34,000	33,105
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	180,000	179,939
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	130,000	138,450
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	12,000	16,089
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	110,000	92,642
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	65,000	67,275
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)	10,000	10,475
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25	50,000	31,938
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22	20,000	14,300
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26	60,000	55,800
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)	90,000	87,075
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)	2,000	2,088
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)	85,000	88,400
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23	65,000	65,488
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20	50,000	51,293
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21	160,000	164,479
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	15,000	15,563
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	40,000	39,475
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20	145,000	151,163
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	185,000	195,407
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25	30,000	31,219
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23	20,000	20,550
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	105,000	107,756
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	15,000	15,038
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	40,000	38,846
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26	15,000	14,775
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	22,000	22,041
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	45,000	46,595
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	135,000	137,025
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	50,000	49,505

		2,978,088
Conglomerates (0.2%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)	250,000	248,247

		248,247
Consumer cyclicals (3.8%)
21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	93,000	137,035
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	20,000	19,004
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	70,000	69,039
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%, 12/5/21	150,000	152,393
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27	15,000	13,444
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26	15,000	13,502
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25	35,000	32,288
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26	10,000	10,163
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23	30,000	30,825
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	41,000	41,848
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	2,000	2,006
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	10,000	10,079
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.80%, 4/11/26	35,000	32,919
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	80,000	78,327
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	20,000	20,513
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23	20,000	20,900
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	35,000	36,488
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)	20,000	20,000
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	35,000	35,700
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29	60,000	59,096
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	48,000	43,788
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	18,000	16,612
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	11,000	10,888
CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24	85,000	84,150
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	50,000	49,938
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24	25,000	26,219
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	90,000	86,175
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	65,000	61,669
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	85,000	88,081
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	71,000	67,712
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23	15,000	15,713
Eldorado Resorts, Inc. 144A company guaranty sr. unsec. notes 6.00%, 9/15/26	5,000	5,088
Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	46,000	41,643
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	30,000	30,620
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25	30,000	30,225
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	51,000	47,650
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	15,000	14,590
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	7,000	6,727
Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26	30,000	30,300
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	60,000	63,450
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	30,000	29,967
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	150,000	149,250
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22	67,000	66,643
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25	65,000	64,188
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	45,000	46,436
iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)	265,000	184,175
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	30,000	30,300
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	178,000	181,783
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	10,000	9,700
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	140,000	141,475
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	10,000	9,575
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	55,000	52,044
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22	80,000	86,200
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21	65,000	66,950
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24	20,000	20,950
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	25,000	23,156
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	30,000	28,238
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	96,000	89,408
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	15,000	15,750
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	45,000	45,563
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	35,000	35,875
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	25,000	24,813
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	30,000	30,675
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)	45,000	44,663
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)	15,000	14,442
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	55,000	56,804
MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20	40,000	41,700
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21	5,000	5,313
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	80,000	82,482
Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21	16,458	8,558
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24	75,000	74,438
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	25,000	24,688
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	65,000	64,838
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	52,000	50,193
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25	40,000	41,012
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	25,000	23,891
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22	30,000	30,450
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26	75,000	73,590
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	9,922
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	70,000	75,600
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	20,000	20,150
QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25	36,000	35,066
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	45,000	45,394
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21	65,000	65,000
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	26,000	27,141
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27	24,000	22,796
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	45,000	45,900
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22	145,000	152,431
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24	25,000	25,219
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24	30,000	31,088
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	155,000	150,738
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	95,000	93,338
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24	35,000	34,475
Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25	35,000	34,256
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24	30,000	29,550
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24	50,000	50,750
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	128,000	121,920
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	5,000	4,675
Star Merger Sub, Inc. 144A sr. notes 6.875%, 8/15/26	20,000	20,069
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	35,000	34,563
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23	15,000	13,838
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	40,000	39,163
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22	20,000	20,350
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	55,000	48,125
Warner Media, LLC company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27	62,000	60,324
Warner Media, LLC company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26	27,000	24,990
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23	30,000	28,350
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	60,000	51,750
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23	30,000	30,075
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26	10,000	10,063
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	25,000	24,000
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26	30,000	30,338
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	80,000	76,525

		5,314,915
Consumer staples (1.0%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)	50,000	48,375
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)	25,000	25,063
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	50,000	48,688
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	35,000	36,050
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	19,000	18,781
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	45,000	43,819
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	20,000	19,600
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	65,000	58,663
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22	60,000	54,450
Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22	7,000	8,117
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27	5,000	5,325
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26	15,000	15,150
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	37,000	34,776
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	132,000	162,113
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	42,000	45,379
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	35,000	26,513
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	50,000	51,500
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	65,000	65,325
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	50,000	48,625
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28	107,000	108,162
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	28,000	28,512
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	60,000	61,050
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24	15,000	15,161
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	20,000	19,700
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	145,000	145,182
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	55,000	54,397
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	35,000	34,081
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29	20,000	21,244
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28	25,000	26,039
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23	65,000	55,413
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21	26,000	26,108

		1,411,361
Energy (3.5%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24	50,000	15,875
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23	25,000	25,063
Antero Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/1/25	5,000	4,800
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21	20,000	20,075
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22	15,000	15,024
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	45,000	44,944
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	31,000	33,403
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26	20,000	19,300
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	20,000	17,950
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)	82,000	81,548
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)	40,000	39,791
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20	30,000	27,825
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22	21,000	16,774
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	30,000	31,650
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	85,000	90,526
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	105,000	107,100
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27	20,000	19,800
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25	100,000	101,625
Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23	10,000	9,650
Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19	30,000	29,940
Comstock Resouces Inc. 144A company guaranty sr. unsec. notes 9.75%, 8/15/26	55,000	50,978
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	115,000	111,563
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44	30,000	28,733
Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24	15,000	14,815
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	60,000	55,800
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25	40,000	38,750
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25	45,000	46,800
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	40,000	40,800
Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21	35,000	29,313
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21	36,000	36,315
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24	15,000	13,388
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	50,000	51,750
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24	20,000	20,225
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	60,000	63,900
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26	20,000	20,750
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	136,000	123,760
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45	13,000	13,550
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	25,000	25,973
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)	30,000	25,200
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	5,000	5,195
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	35,000	34,276
EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20	24,000	18,960
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24	41,000	19,270
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26	20,000	17,725
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	60,000	54,450
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	240,000	237,874
FTS International, Inc. company guaranty sr. notes 6.25%, 5/1/22	20,000	19,025
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	70,000	70,350
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24	70,000	71,750
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26	45,000	39,263
Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26	45,000	45,464
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)	10,000	9,150
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)	5,000	4,563
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	50,000	49,125
Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20	11,000	11,153
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	60,000	53,100
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23	5,000	4,688
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	25,000	26,313
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	75,000	79,125
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23	20,000	20,000
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	15,000	13,350
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26	25,000	23,375
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22	81,000	80,899
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26	35,000	33,338
Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46	41,000	41,975
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	200,000	201,956
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	133,000	146,167
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	294,000	310,170
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	18,000	18,945
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	126,000	127,733
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	8,000	8,080
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)	110,000	24,750
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	159,000	154,070
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)	12,000	10,092
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	30,000	29,475
Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21	25,000	25,313
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22	10,000	10,593
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	25,000	25,661
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23	5,000	4,675
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22	20,000	19,475
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	26,000	25,662
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	34,000	35,318
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24	50,000	42,500
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21	20,000	18,500
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)	50,000	5
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	55,000	53,440
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	15,000	14,288
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	25,000	23,531
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	34,000	33,830
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	39,000	37,423
Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)	55,000	55,109
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	30,000	29,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27	20,000	20,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	80,000	77,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29	10,000	10,644
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27	15,000	15,863
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	235,000	234,817
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	46,000	42,780
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	23,625	23,832
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	5,000	5,138
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31	20,000	16,550
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23	2,000	2,110
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	30,000	30,525
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 9/1/27	10,000	10,200
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)	20,000	19,300
Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24	37,000	26,640
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26	35,000	34,300
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	38,000	51,068
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	60,000	61,440
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	30,000	33,638
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	25,000	25,156
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	14,000	14,456

		4,891,725
Financials (5.5%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	50,000	49,418
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	105,000	103,059
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	41,000	37,440
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22	40,000	40,600
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23	30,000	30,994
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	100,000	123,500
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	80,000	84,800
American Express Co. sr. unsec. bonds 8.125%, 5/20/19	75,000	75,869
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	150,000	174,000
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	49,000	51,756
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	15,000	16,275
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27	56,000	53,639
Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20	15,000	14,797
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	170,000	196,668
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	55,000	55,143
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	10,000	9,555
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)	16,000	15,845
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)	60,000	59,413
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)	245,000	241,728
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	7,000	7,112
Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19	25,000	25,664
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	48,000	50,472
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	37,000	39,106
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	35,000	36,101
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	35,000	36,138
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	57,000	59,708
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	30,000	30,975
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	60,000	58,779
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	118,000	117,335
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	97,000	96,638
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	60,000	60,240
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	49,000	50,117
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20	50,000	49,063
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	50,000	51,250
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	55,000	52,830
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	330,000	324,812
Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)	30,000	34,562
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23	35,000	36,094
Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21	10,000	10,025
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	80,000	81,111
Digital Realty Trust LP company guaranty sr. unsec. notes 3.40%, 10/1/20(R)	25,000	25,076
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	40,000	39,800
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	85,000	83,613
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	60,000	61,077
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	25,000	23,875
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	35,000	32,900
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	30,000	28,125
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	30,000	30,900
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	60,000	61,822
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)	30,000	31,500
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	85,000	85,268
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	120,000	117,799
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	238,000	235,825
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.30%, 12/13/19	136,000	135,369
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	57,000	51,310
Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	13,000	12,545
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	40,000	39,200
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	30,000	30,580
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	30,000	31,425
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22	30,000	30,894
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20	30,000	30,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22	15,000	15,169
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)	20,000	19,975
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)	15,000	14,700
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	9,000	9,349
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	43,000	43,777
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	196,000	184,060
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	124,000	120,001
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	19,000	18,719
KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	41,000	42,818
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	92,000	104,880
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	200,000	206,200
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25	60,000	60,675
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)	49,000	48,851
Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)	110,000	112,209
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)	25,000	25,813
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)	15,000	14,025
Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	20,000	20,514
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	90,000	90,692
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	55,000	54,652
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	120,000	118,097
Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20	80,000	79,767
National Australia Bank, Ltd./New York sr. unsec. notes 2.50%, 1/12/21 (Australia)	250,000	247,720
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26	10,000	10,200
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23	35,000	35,656
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21	55,000	55,069
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	40,000	34,738
Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	100,000	99,355
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	40,000	36,000
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22	35,000	34,171
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)	77,000	76,473
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	30,000	31,382
Skandinaviska Enskilda Banken AB 144A sr. unsec. unsub. notes 2.625%, 11/17/20 (Sweden)	270,000	267,846
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	15,000	15,188
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	35,000	35,831
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22	30,000	31,125
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	45,000	43,776
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	60,000	60,039
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23	35,000	32,463
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	43,000	41,546
Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)	90,000	95,400
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)	200,000	197,864
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)	200,000	196,028
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	55,000	53,488
VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	40,000	40,659
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	46,000	48,645
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	115,000	114,469
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)	286,000	284,185
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)	45,000	43,901
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25	70,000	64,985

		7,694,979
Health care (2.0%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	19,000	18,677
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23	70,000	59,325
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	16,000	15,931
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)	15,000	14,817
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	47,000	45,012
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	69,000	63,868
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25	50,000	23,250
AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)	12,000	14,572
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26	40,000	43,100
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	45,000	46,688
Bausch Health Cos, Inc. 144A sr. notes 5.75%, 8/15/27	15,000	15,131
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25	15,000	15,131
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25	35,000	37,494
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	135,000	129,938
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21	4,000	4,006
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	55,000	57,956
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22	20,000	20,725
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 4.669%, 6/6/47	69,000	68,340
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 3.70%, 6/6/27	59,000	57,389
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	56,000	56,817
BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21	45,000	44,100
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	60,000	62,775
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	15,000	15,281
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	20,000	20,750
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23	140,000	134,750
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22	70,000	45,850
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	41,000	34,440
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23	58,000	58,714
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	60,000	62,651
CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48	31,000	30,653
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	39,000	37,847
Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28	133,000	138,140
Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23	65,000	53,625
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	50,000	52,734
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	20,000	20,778
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	35,000	36,564
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25	20,000	19,650
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23	30,000	30,225
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21	25,000	27,063
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)	30,000	24,450
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	35,000	33,312
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22	25,000	25,773
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25	20,000	19,700
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	60,000	60,095
Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	45,000	44,156
Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	72,000	73,351
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22	45,000	43,313
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	30,000	29,444
Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	105,000	104,205
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	29,626
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	225,000	230,063
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	36,000	33,667
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	26,000	25,094
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23	40,000	40,300
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	20,000	19,950
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22	25,000	26,688
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	20,000	20,588
UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21	43,000	44,331
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	90,000	92,336
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25	20,000	20,419
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26	15,000	15,431
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	30,000	29,849

		2,820,898
Technology (1.9%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	30,000	27,793
Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20	45,000	45,059
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	19,000	19,430
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	50,000	50,104
Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	250,000	249,762
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	28,000	29,027
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	75,000	72,264
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	35,000	34,737
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19	300,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	65,000	62,969
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	57,000	52,754
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	70,000	62,009
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	30,000	28,518
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	150,000	148,509
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	188,000	199,457
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	40,000	42,447
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	15,000	17,552
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	11,000	10,258
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	15,000	15,025
First Data Corp. 144A notes 5.75%, 1/15/24	95,000	97,798
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	45,000	44,471
Google, LLC sr. unsec. notes 3.375%, 2/25/24	25,000	25,679
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24	22,000	19,250
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)	115,000	115,460
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	15,000	15,297
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	10,000	12,300
Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23	90,000	90,010
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	112,000	106,334
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	15,000	14,639
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	180,000	175,346
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	90,000	85,507
Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19	212,000	211,268
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23	45,000	44,831
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26	30,000	30,525
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	65,000	66,620
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	80,000	86,700
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	80,000	80,800
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25	70,000	66,325
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	10,000	9,335
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	115,000	108,675

		2,674,844
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	14,816
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	15,000	14,816
United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26	20,734	20,539
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23	60,000	60,150

		110,321
Utilities and power (1.1%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25	140,000	144,200
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	55,000	56,513
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23	25,000	25,281
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23	20,000	20,150
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	40,000	41,236
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44	49,000	51,991
Berkshire Hathaway Energy Co. sr. unsec. bonds 3.80%, 7/15/48	30,000	27,369
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36	7,000	8,506
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	85,000	81,388
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	25,000	24,500
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24	15,000	15,300
Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20	10,000	9,901
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	40,000	38,184
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	30,000	30,425
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	20,000	25,451
Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26	11,000	10,557
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	42,757
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24	166,000	178,035
Energy Transfer LP sr. sub. notes 5.50%, 6/1/27	15,000	15,750
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	65,000	60,881
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	80,000	86,847
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	25,000	24,585
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	29,000	29,608
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	45,000	44,987
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	60,000	59,355
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	15,000	18,666
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	35,000	29,925
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	5,000	5,400
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	85,000	90,392
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	15,000	15,394
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	64,000	61,447
Vistra Energy Corp. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24	33,000	35,063
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26	25,000	27,125
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27	20,000	20,600
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26	50,000	51,875

		1,509,644

Total corporate bonds and notes (cost $34,530,137)		$34,074,422

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.2%)
Government National Mortgage Association Pass-Through Certificates 3.50%, TBA, 3/1/49	$3,000,000	$3,026,719

		3,026,719
U.S. Government Agency Mortgage Obligations (6.1%)
Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 3/1/49	1,000,000	1,075,859
4.00%, 1/1/57	81,196	83,256
4.00%, TBA, 3/1/49	4,000,000	4,078,125
3.00%, TBA, 3/1/49	2,000,000	1,954,531
3.00%, TBA, 3/1/34	1,000,000	998,203
2.404%, 7/1/22(i)	457,842	453,575

		8,643,549

Total U.S. government and agency mortgage obligations (cost $11,669,195)		$11,670,268

COMMODITY LINKED NOTES (5.3%)(a)(CLN)
	Principal amount	Value
Citigroup Global Markets Holding, Inc. sr. notes Ser. N, 1-month LIBOR less 0.15%, 2019 (Indexed to the S&P GSCI 3 Month Forward Total Return Index multiplied by 3)	$2,711,000	$2,045,551
Bank of America Corp. sr. notes, 1-month LIBOR less 0.16%, 2020 (Indexed to the S&P GSCI Total Return Index multiplied by 3)	723,000	884,634
UBS AG/London 144A sr. notes, 1-month LIBOR less 0.25%, 2020 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)	3,300,000	4,563,813

Total commodity linked notes (cost $6,734,000)		$7,493,998

MORTGAGE-BACKED SECURITIES (3.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.6%)
Federal Home Loan Mortgage Corporation IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.461%, 3/15/41	$158,411	$25,794
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 9.44%, 8/25/28	44,909	52,016
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 9.24%, 8/25/28	139,248	162,810
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.49%, 9/25/28	40,000	45,756
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 7.39%, 11/25/24	23,055	26,026
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.74%, 1/25/29	50,000	55,668
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 5.39%, 7/25/24	22,924	24,106
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 5.09%, 5/25/24	34,000	35,718
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 5.09%, 5/25/24	64,390	67,068
IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.61%, 12/25/48	813,392	117,433
Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	158,181	33,416
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46	437,388	75,659
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.565%, 6/20/43	271,414	49,036
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	284,114	30,073
Ser. 17-H22, Class EI, IO, 2.257%, 10/20/67(WAC)	307,672	34,613
Ser. 15-H26, Class DI, IO, 2.048%, 10/20/65(WAC)	286,937	26,142

		861,334
Commercial mortgage-backed securities (1.7%)
CD Commercial Mortgage Trust FRB Ser. 16-CD1, Class XA, IO, 1.423%, 8/10/49(WAC)	369,676	30,798
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	61,000	61,917
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	75,000	76,347
FRB Ser. 14-GC19, Class XA, IO, 1.161%, 3/10/47(WAC)	1,017,285	48,949
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class XA, IO, 1.789%, 9/10/45(WAC)	679,064	34,259
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.539%, 12/10/44(WAC)	33,000	33,071
FRB Ser. 14-CR17, Class C, 4.736%, 5/10/47(WAC)	37,000	37,872
FRB Ser. 14-UBS6, Class C, 4.457%, 12/10/47(WAC)	113,000	111,492
FRB Ser. 14-LC15, Class XA, IO, 1.237%, 4/10/47(WAC)	1,769,701	80,534
FRB Ser. 14-CR17, Class XA, IO, 1.046%, 5/10/47(WAC)	1,020,372	43,078
FRB Ser. 14-UBS6, Class XA, IO, 0.943%, 12/10/47(WAC)	1,368,960	52,643
FRB Ser. 13-CR11, Class XA, IO, 0.938%, 8/10/50(WAC)	644,133	23,838
CSAIL Commercial Mortgage Trust Ser. 15-C1, Class XA, IO, 0.911%, 4/15/50(WAC)	1,294,327	51,074
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.361%, 12/15/49(WAC)	125,000	122,324
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.338%, 8/10/44(WAC)	100,000	103,037
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.689%, 6/10/47(WAC)	139,000	141,131
FRB Ser. 14-GC22, Class XA, IO, 0.989%, 6/10/47(WAC)	1,791,657	65,293
GS Mortgage Securities Trust 144A FRB Ser. 13-GC16, Class D, 5.311%, 11/10/46(WAC)	43,000	44,969
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.56%, 9/15/47(WAC)	118,000	115,280
FRB Ser. 14-C22, Class XA, IO, 0.866%, 9/15/47(WAC)	3,323,013	123,999
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 12-C6, Class AS, 4.117%, 5/15/45	41,000	41,945
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.128%, 4/20/48(WAC)	147,000	138,989
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)	45,000	45,092
FRB Ser. 14-C17, Class C, 4.457%, 8/15/47(WAC)	44,000	43,283
Ser. 12-C5, Class AS, 3.792%, 8/15/45	41,000	41,401
FRB Ser. 14-C17, Class XA, IO, 1.189%, 8/15/47(WAC)	710,484	27,207
FRB Ser. 13-C12, Class XA, IO, 0.616%, 10/15/46(WAC)	730,601	17,148
Morgan Stanley Capital I Trust 144A Ser. 12-C4, Class C, 5.42%, 3/15/45(WAC)	100,000	98,949
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.031%, 8/10/49(WAC)	50,000	50,844
FRB Ser. 12-C2, Class D, 4.892%, 5/10/63(WAC)	48,000	45,480
Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 5.234%, 10/15/44(WAC)	29,607	29,339
Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class C, 4.286%, 7/15/46(WAC)	45,000	43,790
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	33,000	34,293
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	48,000	49,516
FRB Ser. 14-C22, Class XA, IO, 0.845%, 9/15/57(WAC)	2,423,214	84,182
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.683%, 3/15/44(WAC)	47,000	42,134
FRB Ser. 12-C6, Class D, 5.582%, 4/15/45(WAC)	25,000	25,441
FRB Ser. 11-C5, Class XA, IO, 1.734%, 11/15/44(WAC)	963,902	33,494
FRB Ser. 12-C10, Class XA, IO, 1.563%, 12/15/45(WAC)	831,744	39,191

		2,333,623
Residential mortgage-backed securities (non-agency) (1.0%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.86%, 5/25/35(WAC)	56,621	57,934
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.272%, 6/25/46	195,386	175,555
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 2.70%, 4/25/47	29,700	26,440
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.39%, 10/25/28	249,797	284,691
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.19%, 4/25/28	161,336	184,541
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 8.04%, 4/25/28	150,410	169,031
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.49%, 7/25/25	20,009	22,175
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.79%, 2/25/25	67,513	73,627
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.74%, 4/25/29	10,000	11,116
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.49%, 5/25/25	19,476	21,169
GSAA Trust FRB Ser. 07-6, Class 1A1, (1 Month US LIBOR + 0.12%), 2.61%, 5/25/47	30,029	23,261
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 4.455%, 2/25/35(WAC)	21,119	21,716
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.336%, 8/26/47(WAC)	80,000	78,146
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 3.39%, 11/25/34	65,976	65,798
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 3.34%, 5/25/47	59,196	49,357
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.65%, 4/25/36	27,071	26,986
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.116%, 9/25/35(WAC)	25,089	25,216
FRB Ser. 05-AR12, Class 1A8, 4.014%, 10/25/35(WAC)	99,550	97,526
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%), 2.84%, 12/25/45	35,360	34,198

		1,448,483

Total mortgage-backed securities (cost $4,642,475)		$4,643,440

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		$255,000	$222,169
Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		150,000	124,313
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		160,000	123,000
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		200,000	207,244
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	200,000	216,539
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$205,000	212,328
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)		200,000	195,250
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		51,000	14,981
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		82,000	23,985

Total foreign government and agency bonds and notes (cost $1,439,823)			$1,339,809

ASSET-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.29%, 11/25/50	$121,000	$121,000
Mello Warehouse Securitization Trust 144A FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.34%, 11/25/51	34,000	34,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.412%, 4/24/19	308,000	308,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 3.212%, 2/24/20	159,000	159,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.212%, 9/24/19	248,000	248,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.212%, 7/24/19	242,000	242,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 3.11%, 1/25/46	122,939	121,336

Total asset-backed securities (cost $1,234,444)		$1,233,336

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.37	1,698,789	GBP	1,280,800	$21,746
SPDR S&P 500 ETF Trust (Put)	Nov-19/240.00	$6,856,085		$24,602	105,250
SPDR S&P 500 ETF Trust (Put)	Oct-19/240.00	6,867,233		24,642	97,190
Citibank, N.A.
SPDR S&P 500 ETF Trust (Put)	Feb-20/240.00	6,889,248		24,721	152,694
SPDR S&P 500 ETF Trust (Put)	Jan-20/230.00	7,034,162		25,241	107,239
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	1,850,700		1,850,700	291
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Sep-19/$240.00	7,135,601		25,605	87,204
SPDR S&P 500 ETF Trust (Put)	Dec-19/215.00	7,030,539		25,228	62,640

Total purchased options outstanding (cost $1,233,705)					$634,254

SENIOR LOANS (0.4%)(a)(c)
	Principal amount	Value
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.781%, 12/15/24	$54,388	$54,309
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.957%, 6/21/24	73,875	72,144
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.037%, 11/17/22	30,000	29,275
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	9,669	9,548
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.879%, 6/30/24	39,698	37,825
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.243%, 4/16/21	15,074	15,024
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.727%, 5/21/24	45,000	43,313
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.761%, 10/16/23	19,794	19,769
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.553%, 3/21/23	12,814	10,123
Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.313%, 5/25/25	62	60
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	94,000	93,569
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.763%, 10/25/20	56,445	51,647
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.738%, 11/3/23	9,811	9,333
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.128%, 9/7/23	28,551	21,176
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.50%, 2/28/26	30,000	26,100
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.00%, 2/28/25	29,775	27,914
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.493%, 3/28/25	69,463	66,545

Total senior loans (cost $612,480)		$587,674

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Shanghai Co., Ltd. 144A (China)	12/12/19	$0.00	57,229	$105,279
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. 144A (China)	2/25/20	0.00	8,200	30,832
Gree Electric Appliances of Zhuhai, Inc. 144A (China)	8/29/19	0.00	17,100	114,576
Guangdong Kangmei Pharmaceutic 144A (China)	12/12/19	0.00	17,071	27,115

Total warrants (cost $261,463)				$277,802

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd.(R)	1,550	$47,228
Nine Point Energy 6.75% cv. pfd.	11	12,940

Total convertible preferred stocks (cost $45,286)		$60,168

INVESTMENT COMPANIES (—%)(a)
	Shares	Value
iShares U.S. Real Estate ETF	620	$52,173

Total investment companies (cost $46,079)		$52,173

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$20,000	$17,178

Total convertible bonds and notes (cost $18,638)		$17,178

SHORT-TERM INVESTMENTS (13.4%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.67%(AFF)	Shares	829,100	$829,100
Putnam Short Term Investment Fund 2.58%(AFF)	Shares	13,064,318	13,064,318
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.35%(P)	Shares	306,000	306,000
U.S. Treasury Bills 2.531%, 6/6/19(SEG)(SEGCCS)		$483,001	479,875
U.S. Treasury Bills 2.528%, 6/20/19(SEGSF)(SEGCCS)		127,999	127,054
U.S. Treasury Bills 2.473%, 7/25/19(SEG)(SEGCCS)		1,174,001	1,162,537
U.S. Treasury Bills 2.465%, 7/18/19(SEG)(SEGCCS)		1,511,001	1,496,924
U.S. Treasury Bills 2.464%, 4/18/19		3,001	2,990
U.S. Treasury Bills 2.451%, 7/11/19(SEGCCS)		225,001	223,020
U.S. Treasury Bills 2.430%, 5/16/19(SEG)(SEGCCS)		831,999	827,804
U.S. Treasury Bills 2.425%, 5/23/19(SEG)(SEGCCS)		161,000	160,111
U.S. Treasury Bills 2.385%, 3/7/19(SEGCCS)		148,000	147,943

Total short-term investments (cost $18,827,606)			$18,827,676
TOTAL INVESTMENTS

Total investments (cost $141,262,477)			$149,188,436

	FORWARD CURRENCY CONTRACTS at 2/28/19 (aggregate face value $41,630,321) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/17/19	$182,718	$180,564	$2,154
		Brazilian Real	Sell	4/2/19	4,544	3,084	(1,460)
		British Pound	Buy	3/20/19	357,746	345,794	11,952
		Canadian Dollar	Buy	4/17/19	424,505	424,244	261
		Euro	Sell	3/20/19	627,349	633,650	6,301
		Japanese Yen	Sell	5/15/19	365,528	374,293	8,765
		New Zealand Dollar	Buy	4/17/19	413,940	411,970	1,970
		Norwegian Krone	Buy	3/20/19	422,879	424,459	(1,580)
		Norwegian Krone	Sell	3/20/19	422,879	421,143	(1,736)
	Barclays Bank PLC
		Australian Dollar	Buy	4/17/19	103,924	103,949	(25)
		British Pound	Buy	3/20/19	236,948	231,346	5,602
		British Pound	Sell	3/20/19	236,948	228,719	(8,229)
		Canadian Dollar	Sell	4/17/19	625,347	621,543	(3,804)
		Euro	Sell	3/20/19	521,766	521,978	212
		Hong Kong Dollar	Sell	5/15/19	427,395	428,060	665
		Japanese Yen	Buy	5/15/19	9,426	5,995	3,431
		New Zealand Dollar	Sell	4/17/19	208,231	208,865	634
		Norwegian Krone	Buy	3/20/19	43,939	44,569	(630)
	Citibank, N.A.
		Australian Dollar	Buy	4/17/19	508,828	509,198	(370)
		British Pound	Buy	3/20/19	29,469	26,745	2,724
		Canadian Dollar	Sell	4/17/19	207,611	208,679	1,068
		Danish Krone	Buy	3/20/19	232,658	234,510	(1,852)
		Euro	Sell	3/20/19	362,764	364,715	1,951
		Japanese Yen	Sell	5/15/19	503,695	517,317	13,622
		New Zealand Dollar	Buy	4/17/19	209,253	209,454	(201)
		Norwegian Krone	Buy	3/20/19	11,462	13,552	(2,090)
		Swedish Krona	Buy	3/20/19	208,450	206,970	1,480
		Swedish Krona	Sell	3/20/19	208,450	206,756	(1,694)
	Credit Suisse International
		Australian Dollar	Buy	4/17/19	654,065	655,547	(1,482)
		Canadian Dollar	Sell	4/17/19	104,529	103,766	(763)
		Euro	Buy	3/20/19	510,604	514,586	(3,982)
		Euro	Sell	3/20/19	510,604	513,382	2,778
		Japanese Yen	Sell	5/15/19	107,013	109,676	2,663
	Goldman Sachs International
		Australian Dollar	Buy	4/17/19	297,290	303,274	(5,984)
		Brazilian Real	Sell	4/2/19	7,706	851	(6,855)
		Euro	Sell	3/20/19	474,840	478,580	3,740
		Japanese Yen	Sell	5/15/19	1,245,081	1,275,349	30,268
		New Zealand Dollar	Buy	4/17/19	395,672	397,419	(1,747)
		Norwegian Krone	Buy	3/20/19	1,645,415	1,674,471	(29,056)
		Swedish Krona	Buy	3/20/19	491,757	494,901	(3,144)
		Swedish Krona	Sell	3/20/19	491,757	508,982	17,225
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/17/19	100,374	100,155	219
		British Pound	Buy	3/20/19	607,304	585,713	21,591
		Chinese Yuan (Offshore)	Buy	5/15/19	134,247	132,251	1,996
		Euro	Sell	3/20/19	373,129	378,760	5,631
		Japanese Yen	Sell	5/15/19	534,954	552,009	17,055
		New Zealand Dollar	Sell	4/17/19	7,225	4,408	(2,817)
		Norwegian Krone	Buy	3/20/19	89,902	100,191	(10,289)
		Swedish Krona	Buy	3/20/19	199,235	204,339	(5,104)
		Swedish Krona	Sell	3/20/19	199,235	200,859	1,624
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	4/17/19	218,921	221,189	2,268
		British Pound	Buy	3/20/19	417,082	407,382	9,700
		Canadian Dollar	Buy	4/17/19	442,231	429,159	13,072
		Canadian Dollar	Sell	4/17/19	438,275	429,216	(9,059)
		Euro	Buy	3/20/19	5,521,767	5,554,373	(32,606)
		Japanese Yen	Buy	5/15/19	5,737,194	5,877,417	(140,223)
		Norwegian Krone	Buy	3/20/19	547,563	562,547	(14,984)
		Singapore Dollar	Sell	5/15/19	75,088	75,261	173
		Swedish Krona	Sell	3/20/19	457,814	490,599	32,785
		Swiss Franc	Sell	3/20/19	414,532	419,381	4,849
	NatWest Markets PLC
		Australian Dollar	Buy	4/17/19	737,616	734,101	3,515
		British Pound	Buy	3/20/19	208,408	200,573	7,835
		British Pound	Sell	3/20/19	208,408	205,353	(3,055)
		Canadian Dollar	Sell	4/17/19	412,409	409,568	(2,841)
		Euro	Sell	3/20/19	222,214	222,383	169
		Japanese Yen	Sell	5/15/19	114,717	117,558	2,841
		New Zealand Dollar	Buy	4/17/19	207,685	206,542	1,143
		Norwegian Krone	Buy	3/20/19	346,029	354,435	(8,406)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/19	115,637	114,210	1,427
		British Pound	Buy	3/20/19	421,861	413,873	7,988
		British Pound	Sell	3/20/19	421,861	413,302	(8,559)
		Canadian Dollar	Sell	4/17/19	355,580	332,998	(22,582)
		Euro	Sell	3/20/19	225,290	230,408	5,118
		Israeli Shekel	Buy	4/17/19	7,249	7,056	193
		Japanese Yen	Sell	5/15/19	637,805	649,945	12,140
		New Zealand Dollar	Sell	4/17/19	411,349	412,914	1,565
		Norwegian Krone	Buy	3/20/19	618,706	629,639	(10,933)
		Swedish Krona	Sell	3/20/19	135,642	148,708	13,066
	UBS AG
		Australian Dollar	Buy	4/17/19	207,705	207,659	46
		British Pound	Buy	3/20/19	232,966	227,753	5,213
		British Pound	Sell	3/20/19	232,966	224,940	(8,026)
		Canadian Dollar	Sell	4/17/19	203,048	201,302	(1,746)
		Euro	Sell	3/20/19	545,684	554,000	8,316
		Japanese Yen	Sell	5/15/19	401,025	410,906	9,881
		Norwegian Krone	Buy	3/20/19	422,879	422,946	(67)
		Norwegian Krone	Sell	3/20/19	422,879	421,142	(1,737)
	WestPac Banking Corp.
		Australian Dollar	Buy	4/17/19	200,606	203,891	(3,285)
		Canadian Dollar	Buy	4/17/19	131,612	125,406	6,206
		Euro	Sell	3/20/19	93,510	92,059	(1,451)
		Japanese Yen	Sell	5/15/19	644,617	660,500	15,883
		New Zealand Dollar	Buy	4/17/19	206,731	206,137	594

	Unrealized appreciation						333,568

	Unrealized (depreciation)						(364,454)

	Total						$(30,886)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 2/28/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Long)	27	$4,075,984	$4,075,982	Mar-19	$11,605
Euro-Bund 10 yr (Long)	33	6,205,051	6,205,048	Mar-19	86,081
Euro-Buxl 30 yr (Long)	13	2,721,372	2,721,370	Mar-19	71,264
Euro-Schatz 2 yr (Long)	19	2,416,495	2,416,494	Mar-19	(2,361)
Japanese Government Bond 10 yr (Long)	12	16,443,547	16,443,547	Mar-19	99,266
Russell 2000 Index E-Mini (Long)	29	2,284,546	2,284,475	Mar-19	199,778
S&P 500 Index E-Mini (Long)	9	1,253,021	1,253,115	Mar-19	(3,807)
S&P 500 Index E-Mini (Short)	52	7,239,674	7,240,220	Mar-19	(352,383)
Tokyo Price Index (Long)	19	2,740,371	2,737,541	Mar-19	55,066
U.K. Gilt 10 yr (Long)	26	4,337,881	4,337,880	Jun-19	(47,988)
U.S. Treasury Bond 30 yr (Long)	6	866,813	866,813	Jun-19	(3,200)
U.S. Treasury Bond Ultra 30 yr (Long)	13	2,074,719	2,074,719	Jun-19	(19,979)
U.S. Treasury Note 2 yr (Long)	146	30,980,516	30,980,515	Jun-19	1,989
U.S. Treasury Note 5 yr (Long)	40	4,582,500	4,582,500	Jun-19	(1,330)
U.S. Treasury Note 10 yr (Long)	44	5,368,000	5,368,000	Jun-19	(5,986)
U.S. Treasury Note 10 yr (Short)	469	57,218,000	57,218,000	Jun-19	56,429

Unrealized appreciation					581,478

Unrealized (depreciation)					(437,034)

Total					$144,444

WRITTEN OPTIONS OUTSTANDING at 2/28/19 (premiums $30,511) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.47	$2,548,184	GBP	$1,921,200	$1,860
Citibank, N.A.
SPDR S&P 500 ETF Trust (Call)	Mar-19/288.00	8,418,365		30,208	9,430
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	1,850,700		1,850,700	17
UBS AG
SPDR S&P 500 ETF Trust (Call)	Mar-19/$287.00	8,453,200		30,333	3,259

Total					$14,566

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$82,000	$1,334		$(1,353)	12/20/28	3 month USD-LIBOR-BBA — Quarterly	2.9585% — Semiannually	$8
		1,685,500	24,637	(E)	(35,523)	3/18/49	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	(10,885)
		216,600	3,166	(E)	4,556	3/18/49	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,390
		31,356,300	353,542	(E)	(219,909)	3/18/29	3 month USD-LIBOR-BBA — Quarterly	2.85% — Semiannually	133,632
		7,189,900	81,066	(E)	47,785	3/18/29	2.85% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(33,281)
		5,505,600	61,811	(E)	(46,341)	3/18/24	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	15,470
		4,173,100	46,851	(E)	27,922	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,929)
		1,298,500	3,659	(E)	(3,150)	3/18/21	3 month USD-LIBOR-BBA — Quarterly	2.75% — Semiannually	510
		7,464,100	21,034	(E)	13,714	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,320)
		82,000	1,334		(3)	12/20/48	2.9585% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,363)
		1,890,000	11,321		(25)	12/31/28	3 month USD-LIBOR-BBA — Quarterly	2.7845% — Semiannually	11,238
		200,000	842	(E)	3,567	3/18/49	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,724
		157,000	1,763	(E)	(1,554)	3/20/24	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	208
		4,000	58	(E)	86	3/20/20	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	28

	Total				$(210,228)				$93,430
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$20,975,825	$20,954,629	$—	6/13/19	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$(21,196)
	20,973,406	20,940,957	—	6/13/19	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	77,207
	Barclays Bank PLC
	9,550	9,534	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	64
	282,731	283,391	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,296
	Citibank, N.A.
	7,357,792	7,331,841	—	11/26/19	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(23,814)
	6,268,255	6,253,165	—	11/26/19	3 month USD-LIBOR-BBA plus 0.25% — Quarterly	Russell 1000 Total Return Index — Quarterly	16,602
	Credit Suisse International
	24,770	24,890	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	327
	JPMorgan Securities LLC
	282,731	283,391	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,296)

	Upfront premium received		—	Unrealized appreciation			97,496

	Upfront premium (paid)		—	Unrealized (depreciation)			(48,306)

		Total	$—			Total	$49,190
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Alphabet, Inc. Class A	Communication Services	759	$854,681	4.08%
JPMorgan Chase & Co.	Financials	5,541	578,251	2.76%
Apple, Inc.	Information Technology	2,975	515,057	2.46%
Boeing Co. (The)	Industrials	1,145	503,950	2.40%
Cisco Systems, Inc.	Information Technology	9,724	503,402	2.40%
Home Depot, Inc. (The)	Consumer Discretionary	2,650	490,678	2.34%
Verizon Communications, Inc.	Communication Services	8,340	474,689	2.27%
Chevron Corp.	Energy	3,656	437,224	2.09%
Citigroup, Inc.	Financials	6,611	422,952	2.02%
International Business Machines Corp.	Information Technology	2,972	410,544	1.96%
Starbucks Corp.	Consumer Discretionary	5,476	384,747	1.84%
Microsoft Corp.	Information Technology	3,294	368,990	1.76%
Amazon.com, Inc.	Consumer Discretionary	225	368,786	1.76%
Oracle Corp.	Information Technology	6,142	320,173	1.53%
Coca-Cola Co. (The)	Consumer Staples	7,014	318,030	1.52%
Adobe, Inc.	Information Technology	1,181	309,915	1.48%
Johnson & Johnson	Health Care	2,119	289,601	1.38%
Lowe's Cos., Inc.	Consumer Discretionary	2,733	287,229	1.37%
Medtronic PLC	Health Care	3,009	272,313	1.30%
Abbott Laboratories	Health Care	3,367	261,337	1.25%
Amgen, Inc.	Health Care	1,360	258,584	1.23%
ConocoPhillips	Energy	3,650	247,637	1.18%
Facebook, Inc. Class A	Communication Services	1,515	244,619	1.17%
PepsiCo, Inc.	Consumer Staples	2,055	237,657	1.13%
Merck & Co., Inc.	Health Care	2,896	235,395	1.12%
Walgreens Boots Alliance, Inc.	Consumer Staples	3,048	216,959	1.04%
Intuit, Inc.	Information Technology	870	215,053	1.03%
Lockheed Martin Corp.	Industrials	666	206,112	0.98%
NXP Semiconductors NV	Information Technology	2,180	199,072	0.95%
Honeywell International, Inc.	Industrials	1,270	195,690	0.93%
Intel Corp.	Information Technology	3,606	190,977	0.91%
Automatic Data Processing, Inc.	Information Technology	1,192	182,487	0.87%
MetLife, Inc.	Financials	4,031	182,172	0.87%
United Continental Holdings, Inc.	Industrials	1,985	174,303	0.83%
Mondelez International, Inc. Class A	Consumer Staples	3,575	168,620	0.80%
Morgan Stanley	Financials	3,976	166,930	0.80%
Xilinx, Inc.	Information Technology	1,316	164,852	0.79%
Delta Air Lines, Inc.	Industrials	3,119	154,623	0.74%
Walmart, Inc.	Consumer Staples	1,508	149,326	0.71%
Booking Holdings, Inc.	Consumer Discretionary	88	149,267	0.71%
AbbVie, Inc.	Health Care	1,875	148,596	0.71%
Exelon Corp.	Utilities	3,047	148,075	0.71%
HCA Healthcare, Inc.	Health Care	1,064	148,002	0.71%
Southwest Airlines Co.	Industrials	2,632	147,498	0.70%
Valero Energy Corp.	Energy	1,792	146,143	0.70%
Phillips 66	Energy	1,486	143,170	0.68%
LyondellBasell Industries NV	Materials	1,653	141,332	0.67%
Procter & Gamble Co. (The)	Consumer Staples	1,417	139,653	0.67%
Sysco Corp.	Consumer Staples	1,949	131,670	0.63%
Pfizer, Inc.	Health Care	2,993	129,732	0.62%

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
JPMorgan Chase & Co.	Financials	1,846	$192,696	2.63%
Alphabet, Inc. Class A	Communication Services	159	178,749	2.44%
Intuit, Inc.	Information Technology	586	144,763	1.97%
Starbucks Corp.	Consumer Discretionary	1,962	137,840	1.88%
Texas Instruments, Inc.	Information Technology	1,267	134,062	1.83%
TJX Cos., Inc. (The)	Consumer Discretionary	2,601	133,414	1.82%
Automatic Data Processing, Inc.	Information Technology	866	132,464	1.81%
Microsoft Corp.	Information Technology	1,173	131,457	1.79%
Mondelez International, Inc. Class A	Consumer Staples	2,786	131,396	1.79%
Apple, Inc.	Information Technology	758	131,203	1.79%
Lowe's Cos., Inc.	Consumer Discretionary	1,165	122,418	1.67%
Exelon Corp.	Utilities	2,488	120,910	1.65%
Raytheon Co.	Industrials	646	120,415	1.64%
American Electric Power Co., Inc.	Utilities	1,451	117,753	1.61%
Walt Disney Co. (The)	Communication Services	1,001	112,968	1.54%
Exxon Mobil Corp.	Energy	1,424	112,569	1.54%
Northrop Grumman Corp.	Industrials	386	112,031	1.53%
Cognizant Technology Solutions Corp. Class A	Information Technology	1,573	111,631	1.52%
Coca-Cola Co. (The)	Consumer Staples	2,461	111,582	1.52%
Humana, Inc.	Health Care	380	108,406	1.48%
Honeywell International, Inc.	Industrials	699	107,733	1.47%
Occidental Petroleum Corp.	Energy	1,582	104,671	1.43%
Comerica, Inc.	Financials	1,169	101,852	1.39%
Norfolk Southern Corp.	Industrials	562	100,724	1.37%
American Express Co.	Financials	925	99,667	1.36%
Johnson & Johnson	Health Care	703	96,120	1.31%
Centene Corp.	Health Care	1,554	94,617	1.29%
Omnicom Group, Inc.	Communication Services	1,225	92,722	1.26%
Cisco Systems, Inc.	Information Technology	1,776	91,923	1.25%
Amazon.com, Inc.	Consumer Discretionary	52	85,967	1.17%
Citrix Systems, Inc.	Information Technology	789	83,260	1.14%
Pfizer, Inc.	Health Care	1,903	82,505	1.13%
Verizon Communications, Inc.	Communication Services	1,431	81,480	1.11%
Allstate Corp. (The)	Financials	850	80,199	1.09%
Fidelity National Information Services, Inc.	Information Technology	737	79,700	1.09%
F5 Networks, Inc.	Information Technology	467	78,552	1.07%
VICI Properties, Inc.	Real Estate	3,645	77,684	1.06%
Baxter International, Inc.	Health Care	1,022	76,344	1.04%
Merck & Co., Inc.	Health Care	921	74,874	1.02%
AutoZone, Inc.	Consumer Discretionary	79	74,065	1.01%
Ross Stores, Inc.	Consumer Discretionary	768	72,853	0.99%
Sysco Corp.	Consumer Staples	1,053	71,107	0.97%
NXP Semiconductors NV	Information Technology	778	71,020	0.97%
Waste Management, Inc.	Industrials	680	68,865	0.94%
Marathon Petroleum Corp.	Energy	1,100	68,225	0.93%
Kinder Morgan, Inc.	Energy	3,497	67,008	0.91%
Facebook, Inc. Class A	Communication Services	408	65,838	0.90%
Harris Corp.	Industrials	389	64,147	0.87%
Equity Residential Trust	Real Estate	851	62,734	0.86%
Fiserv, Inc.	Information Technology	738	62,516	0.85%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$1,500,000	$32,168	$—	4/7/26	(1.858%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$32,168
	1,400,000	3,678	—	8/7/25	(1.92%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	3,678
	1,400,000	3,633	(24)	2/7/29	(2.099%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	3,609
	3,500,000	7,648	(38)	11/7/27	(2.1438%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(7,685)
	1,400,000	32,603	(24)	4/6/28	(2.3075%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(32,627)
	3,600,000	40,558	—	5/5/27	(2.17%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(40,558)
	1,700,000	50,152	(29)	7/9/28	(2.3875%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(50,180)
	700,000	71,164	—	9/10/22	(2.5925%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(71,164)
	4,000,000	97,484	(67)	3/7/28	(2.335%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(97,551)
	4,800,000	109,474	—	12/5/26	(2.308%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(109,474)
	6,000,000	156,624	(99)	7/2/28	(2.356%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(156,724)
	1,600,000	157,435	—	8/8/22	(2.5325%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(157,435)
	2,600,000	323,908	—	1/9/23	(2.76%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(323,908)
	6,900,000	646,413	—	7/19/23	(2.57%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(646,413)

Total			$(281)				$(1,654,264)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	$775	$32,000	$659	5/11/63	200 bp — Monthly	$123
	CMBX NA BB.6 Index	BB/P	4,923	20,000	4,656	5/11/63	500 bp — Monthly	278
	CMBX NA BB.7 Index	BB/P	555	4,000	463	1/17/47	500 bp — Monthly	95
	CMBX NA BB.7 Index	BB/P	643	5,000	579	1/17/47	500 bp — Monthly	67
	CMBX NA BBB-.7 Index	BBB-/P	280	3,000	123	1/17/47	300 bp — Monthly	158
	Credit Suisse International
	CMBX NA A.6 Index	A/P	158	7,000	144	5/11/63	200 bp — Monthly	16
	CMBX NA A.6 Index	A/P	997	20,000	412	5/11/63	200 bp — Monthly	590
	CMBX NA A.6 Index	A/P	893	46,000	948	5/11/63	200 bp — Monthly	(44)
	CMBX NA A.6 Index	A/P	4,009	79,000	1,627	5/11/63	200 bp — Monthly	2,399
	CMBX NA A.7 Index	A-/P	1,040	25,000	135	1/17/47	200 bp — Monthly	1,180
	CMBX NA A.7 Index	A-/P	943	24,000	130	1/17/47	200 bp — Monthly	1,078
	CMBX NA A.7 Index	A-/P	294	8,000	43	1/17/47	200 bp — Monthly	339
	CMBX NA BB.7 Index	BB/P	936	7,000	810	1/17/47	500 bp — Monthly	130
	CMBX NA BBB-.6 Index	BBB-/P	1,393	12,000	1,457	5/11/63	300 bp — Monthly	(60)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	607	12,000	247	5/11/63	200 bp — Monthly	363
	CMBX NA A.6 Index	A/P	301	13,000	268	5/11/63	200 bp — Monthly	36
	CMBX NA A.6 Index	A/P	759	15,000	309	5/11/63	200 bp — Monthly	454
	CMBX NA A.6 Index	A/P	781	15,000	309	5/11/63	200 bp — Monthly	475
	CMBX NA A.6 Index	A/P	1,248	19,000	391	5/11/63	200 bp — Monthly	861
	CMBX NA A.6 Index	A/P	1,133	22,000	453	5/11/63	200 bp — Monthly	685
	CMBX NA A.6 Index	A/P	1,186	24,000	494	5/11/63	200 bp — Monthly	697
	CMBX NA A.6 Index	A/P	1,988	31,000	639	5/11/63	200 bp — Monthly	1,357
	CMBX NA A.6 Index	A/P	1,083	35,000	721	5/11/63	200 bp — Monthly	369
	CMBX NA A.6 Index	A/P	1,820	58,000	1,195	5/11/63	200 bp — Monthly	638
	CMBX NA A.6 Index	A/P	3,736	62,000	1,277	5/11/63	200 bp — Monthly	2,473
	CMBX NA A.6 Index	A/P	3,257	64,000	1,318	5/11/63	200 bp — Monthly	1,953
	CMBX NA BBB-.6 Index	BBB-/P	109	1,000	121	5/11/63	300 bp — Monthly	(12)
	CMBX NA BBB-.6 Index	BBB-/P	317	4,000	486	5/11/63	300 bp — Monthly	(168)
	CMBX NA BBB-.6 Index	BBB-/P	613	9,000	1,093	5/11/63	300 bp — Monthly	(476)
	CMBX NA BBB-.6 Index	BBB-/P	1,056	9,000	1,093	5/11/63	300 bp — Monthly	(34)
	CMBX NA BBB-.6 Index	BBB-/P	1,266	15,000	1,821	5/11/63	300 bp — Monthly	(550)
	CMBX NA BBB-.6 Index	BBB-/P	1,941	23,000	2,792	5/11/63	300 bp — Monthly	(844)
	CMBX NA BBB-.6 Index	BBB-/P	4,261	35,000	4,249	5/11/63	300 bp — Monthly	24
	CMBX NA BBB-.6 Index	BBB-/P	5,939	79,000	9,591	5/11/63	300 bp — Monthly	(3,626)
	CMBX NA BBB-.6 Index	BBB-/P	8,253	88,000	10,683	5/11/63	300 bp — Monthly	(2,400)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	1,059	5,000	1,164	5/11/63	500 bp — Monthly	(102)
	CMBX NA BB.6 Index	BB/P	1,270	6,000	1,397	5/11/63	500 bp — Monthly	(124)
	CMBX NA A.6 Index	A/P	396	12,000	247	5/11/63	200 bp — Monthly	152
	CMBX NA A.6 Index	A/P	717	14,000	288	5/11/63	200 bp — Monthly	432
	CMBX NA A.6 Index	A/P	1,176	19,000	391	5/11/63	200 bp — Monthly	789
	CMBX NA A.6 Index	A/P	1,114	22,000	453	5/11/63	200 bp — Monthly	666
	CMBX NA A.6 Index	A/P	2,118	36,000	742	5/11/63	200 bp — Monthly	1,385
	CMBX NA A.6 Index	A/P	1,069	38,000	783	5/11/63	200 bp — Monthly	295
	CMBX NA A.6 Index	A/P	1,205	42,000	865	5/11/63	200 bp — Monthly	349
	CMBX NA A.6 Index	A/P	1,613	49,000	1,009	5/11/63	200 bp — Monthly	614
	CMBX NA A.6 Index	A/P	3,188	72,000	1,483	5/11/63	200 bp — Monthly	1,721
	CMBX NA A.6 Index	A/P	12,776	212,000	4,367	5/11/63	200 bp — Monthly	8,456
	CMBX NA A.6 Index	A/P	21,202	701,000	14,441	5/11/63	200 bp — Monthly	6,913
	CMBX NA BBB-.6 Index	BBB-/P	10,716	81,000	9,833	5/11/63	300 bp — Monthly	909
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	622	46,000	948	5/11/63	200 bp — Monthly	(315)
	CMBX NA BB.6 Index	BB/P	1,473	6,000	1,397	5/11/63	500 bp — Monthly	80
	CMBX NA BB.6 Index	BB/P	3,203	13,000	3,026	5/11/63	500 bp — Monthly	184

Upfront premium received			124,410		Unrealized appreciation			39,783

Upfront premium (paid)			—		Unrealized (depreciation)			(8,755)

	Total		$124,410				Total	$31,028
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/28/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(22)	$3,000	$16	1/17/47	(200 bp) — Monthly	$(39)
	CMBX NA BB.7 Index	(1,143)	7,000	810	1/17/47	(500 bp) — Monthly	(337)
	CMBX NA BB.7 Index	(1,099)	7,000	810	1/17/47	(500 bp) — Monthly	(293)
	CMBX NA BB.7 Index	(1,413)	7,000	810	1/17/47	(500 bp) — Monthly	(607)
	CMBX NA BB.9 Index	(1,386)	9,000	1,212	9/17/58	(500 bp) — Monthly	(178)
	CMBX NA BB.9 Index	(1,393)	9,000	1,212	9/17/58	(500 bp) — Monthly	(185)
	CMBX NA BB.9 Index	(1,386)	9,000	1,212	9/17/58	(500 bp) — Monthly	(179)
	CMBX NA BB.9 Index	(626)	4,000	539	9/17/58	(500 bp) — Monthly	(90)
	Credit Suisse International
	CMBX NA BB.10 Index	(1,070)	9,000	994	11/17/59	(500 bp) — Monthly	(82)
	CMBX NA BB.10 Index	(1,201)	9,000	994	11/17/59	(500 bp) — Monthly	(212)
	CMBX NA BB.10 Index	(622)	5,000	552	11/17/59	(500 bp) — Monthly	(72)
	CMBX NA BB.7 Index	(2,348)	133,000	30,962	5/11/63	(500 bp) — Monthly	28,541
	CMBX NA BB.9 Index	(2,235)	14,000	1,886	9/17/58	(500 bp) — Monthly	(357)
	CMBX NA BB.9 Index	(767)	5,000	674	9/17/58	(500 bp) — Monthly	(97)
	CMBX NA BB.9 Index	(606)	4,000	539	9/17/58	(500 bp) — Monthly	(70)
	CMBX NA BB.9 Index	(616)	4,000	539	9/17/58	(500 bp) — Monthly	(79)
	CMBX NA BB.9 Index	(313)	2,000	269	9/17/58	(500 bp) — Monthly	(45)
	CMBX NA BBB-.7 Index	(78)	1,000	41	1/17/47	(300 bp) — Monthly	(38)
	Goldman Sachs International
	CMBX NA BB.6 Index	(2,557)	25,000	5,820	5/11/63	(500 bp) — Monthly	3,249
	CMBX NA BB.7 Index	(303)	2,000	231	1/17/47	(500 bp) — Monthly	(72)
	CMBX NA BB.7 Index	(6,904)	34,000	3,934	1/17/47	(500 bp) — Monthly	(2,989)
	CMBX NA BB.7 Index	(655)	4,000	463	1/17/47	(500 bp) — Monthly	(195)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(1,138)	54,000	292	1/17/47	(200 bp) — Monthly	(1,442)
	CMBX NA BB.6 Index	(399)	3,000	698	5/11/63	(500 bp) — Monthly	298
	CMBX NA BB.6 Index	(281)	2,000	466	5/11/63	(500 bp) — Monthly	183
	CMBX NA BB.7 Index	(12,910)	102,000	11,801	1/17/47	(500 bp) — Monthly	(1,163)
	CMBX NA BBB-.7 Index	(67)	1,000	41	1/17/47	(300 bp) — Monthly	(27)
	Merrill Lynch International
	CMBX NA BB.7 Index	(2,255)	13,000	1,504	1/17/47	(500 bp) — Monthly	(758)
	CMBX NA BB.9 Index	(1,564)	10,000	1,347	9/17/58	(500 bp) — Monthly	(223)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(2,614)	13,000	1,504	1/17/47	(500 bp) — Monthly	(1,117)
	CMBX NA BB.7 Index	(2,121)	11,000	1,273	1/17/47	(500 bp) — Monthly	(855)
	CMBX NA BB.7 Index	(1,211)	6,000	694	1/17/47	(500 bp) — Monthly	(520)

Upfront premium received		—			Unrealized appreciation		32,271

Upfront premium (paid)		(53,303)			Unrealized (depreciation)		(12,321)

	Total	$(53,303)				Total	$19,950
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation
	EM Series 30 Index	BBB-/P	$452,503	$9,500,000	$269,772	12/20/23	100 bp — Quarterly	$201,468
	NA HY Series 31 Index	B+/P	(339,193)	5,602,660	349,085	12/20/23	500 bp — Quarterly	65,140
	NA IG Series 31 Index	BBB+/P	(46,431)	2,790,000	49,684	12/20/23	100 bp — Quarterly	8,756

	Total		$66,879					$275,364
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/28/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation
	NA HY Series 31 Index	$13,715	$187,180	$11,663	12/20/23	(500 bp) — Quarterly	$206

	Total	$13,715					$206
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	Key to holding's currency abbreviations
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
USD / $	United States Dollar
	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2018 through February 28, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $140,409,089.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$144,050	$4,242,259	$3,557,209	$7,131	$829,100
	Putnam Short Term Investment Fund**	19,395,321	32,190,626	38,521,629	239,734	13,064,318

	Total Short-term investments	$19,539,371	$36,432,885	$42,078,838	$246,865	$13,893,418
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $829,100, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $804,394.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,171,627.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $121,085.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,176,846.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $15,517,746 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	77.1%
	United Kingdom	5.6
	Japan	2.5
	China	1.6
	France	1.3
	Australia	1.3
	Canada	1.0
	Brazil	0.8
	Switzerland	0.8
	Germany	0.7
	South Korea	0.7
	Netherlands	0.7
	Sweden	0.6
	Taiwan	0.5
	Spain	0.5
	Hong Kong	0.5
	Mexico	0.5
	Other	3.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries and to generate additional income for the portfolio.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $54,534 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $121,085 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$2,847,256	$—	$—
Capital goods	3,876,921	—	—
Communication services	2,374,852	—	—
Conglomerates	358,388	—	—
Consumer cyclicals	8,929,586	—	—
Consumer staples	5,828,315	—	—
Energy	3,020,101	—	7,798
Financials	17,028,074	—	—
Health care	8,197,063	—	—
Technology	11,572,026	—	—
Transportation	1,508,100	—	—
Utilities and power	2,727,758	—	—

Total common stocks	68,268,440	—	7,798
Asset-backed securities	—	1,233,336	—
Commodity linked notes	—	7,493,998	—
Convertible bonds and notes	—	17,178	—
Convertible preferred stocks	—	60,168	—
Corporate bonds and notes	—	34,074,417	5
Foreign government and agency bonds and notes	—	1,339,809	—
Investment companies	52,173	—	—
Mortgage-backed securities	—	4,643,440	—
Purchased options outstanding	—	634,254	—
Senior loans	—	587,674	—
U.S. government and agency mortgage obligations	—	11,670,268	—
Warrants	—	277,802	—
Short-term investments	13,370,318	5,457,358	—

Totals by level	$81,690,931	$67,489,702	$7,803
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(30,886)	$—
Futures contracts	144,444	—	—
Written options outstanding	—	(14,566)	—
Interest rate swap contracts	—	303,658	—
Total return swap contracts	—	(1,604,793)	—
Credit default contracts	—	174,847	—

Totals by level	$144,444	$(1,171,740)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$533,414	$358,567
Foreign exchange contracts	355,605	366,331
Equity contracts	1,238,672	413,889
Interest rate contracts	827,836	1,931,980

Total	$2,955,527	$3,070,767
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$160,000
Purchased currency option contracts (contract amount)	$2,800,000
Written equity option contracts (contract amount)	$73,000
Written currency option contracts (contract amount)	$2,900,000
Futures contracts (number of contracts)	700
Forward currency contracts (contract amount)	$78,100,000
Centrally cleared interest rate swap contracts (notional)	$67,400,000
OTC total return swap contracts (notional)	$59,800,000
Centrally cleared total return swap contracts (notional)	$42,400,000
OTC credit default contracts (notional)	$7,100,000
Centrally cleared credit default contracts (notional)	$19,500,000
Warrants (number of warrants)	63,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2019